Failed Sale-Leaseback Arrangement (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Financing Liability

The financing liability, net of debt discount, is summarized as follows:

	As of December 31,
	2017	2016
Financing liability	$55,158	$55,599
Debt discount	(883)	(951)
Financing liability, net of debt discount	54,275	54,648
Less: current portion	595	465
Financing liability, non-current portion	$53,680	$54,183

Schedule of Future Minimum Payments of Sale Leaseback Transactions

The future minimum payments required by the arrangement are as follows:

			Total
Years ending December 31,	Principal	Interest	Payment
2018	$595	$4,065	$4,660
2019	737	4,017	4,754
2020	892	3,956	4,848
2021	1,061	3,885	4,946
2022	1,245	3,800	5,045
Thereafter	42,315	33,235	75,550
	$46,845	$52,958	$99,803